Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 01, 2017
Registrant Name	VanEck Vectors ETF Trust
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017